Goodwill and Other Intangible Assets - Schedule of Amortization Charges of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
2014	$ 68,231
2015	60,215
2016	48,491
2017	42,254
2018	$ 38,481